Leases	12 Months Ended
Dec. 31, 2018
LEASES [Abstract]
LEASES

NOTE 15: LEASES

Chartered-in vessels, barges, pushboats and office space:

As of December 31, 2018, the Company’s future minimum commitments, net of commissions under chartered-in vessels, barges, pushboats and office space were as follows:

	Charter-in vessels in operation	Charter-in vessels to be delivered	Office space
2019	$114,668	$5,165	$2,652
2020	100,829	14,261	1,961
2021	72,826	15,391	1,590
2022	47,695	15,119	1,750
2023	38,986	14,298	1,655
2024 and thereafter	42,685	58,389	7,346
Total	$417,689	$122,623	$16,954

Charter hire expense for Navios Holdings chartered-in vessels amounted to $142,968, $122,668 and $84,114, for each of the years ended December 31, 2018, 2017 and 2016, respectively. Charter hire expense for logistics business chartered-in vessels amounted to $114, $1,564 and $1,521, for each of the years ended December 31, 2018, 2017 and 2016, respectively. (See also Note 2 (af)).

Rent expense for office space amounted to $2,876, $2,648, and $2,748 for each of the years ended December 31, 2018, 2017 and 2016, respectively. The Company leases office space at 599 Lexington Avenue, New York, New York, pursuant to a lease that expires in November 2029. The Company also leases office space at 85 Akti Miaouli, Piraeus, Greece, pursuant to one lease agreement that continues to be effective until either party terminates the agreement and other lease agreements that expire through 2030. The Company also leases office space in Monaco pursuant to a lease that expires in June 2023. The Company also leases office space in Antwerp, Belgium pursuant to a lease that expires in June 2019. (See also Note 2 (af)).

Navios Logistics’ subsidiaries lease various premises in Argentina and Paraguay that expire on various dates through 2023. The above table incorporates the lease commitments on all offices as disclosed above.

Navios Containers leases office space in Monaco pursuant to a lease that expires in June 2023.

Chartered-out vessels, barges and pushboats:

The future minimum revenue, net of commissions, (i) for dry bulk vessels, expected to be earned on non-cancelable time charters; (ii) for the Company’s logistics business, expected to be earned on non-cancelable time charters, COA’s with minimum guaranteed volumes and contracts with minimum guaranteed throughput in Navios Logistics’ ports; and (iii) for the Company’s Containers business, expected to be earned on non-cancelable time charters, are as follows:

	Dry bulk vessels	Logistics business	Containers business
2019	$45,189	$142,508	$77,359
2020	3,728	98,515	23,050
2021	—	76,825	9,847
2022	—	69,867	2,484
2023	—	58,724	—
2024 and thereafter	—	669,615	—
Total minimum revenue, net of commissions	$48,917	$1,116,054	$112,740

Revenues from time charters are not generally received when a vessel is off-hire, which includes time required for scheduled maintenance of the vessel.